Consolidated Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2016
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities
Our consolidated balance sheets included the assets and liabilities of these entities, which primarily comprised the following:

	December 31,
	2016	2015
	(in millions)
Cash and cash equivalents	$57	$44
Accounts receivable, net	14	15
Property and equipment, net	52	44
Deferred income tax assets	58	62
Other non-current assets	53	49
Accounts payable, accrued expenses and other	33	33
Long-term debt	212	208